Annual Fund Operating Expenses (Vanguard U.S. Growth Fund Participant:)	Vanguard U.S. Growth Fund Vanguard U.S. Growth Fund - Admiral Shares 9/1/2013 - 8/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.29%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.30%